PROVISIONS FOR CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Reserves for Lawsuits, Claims and Other Disputed Matters
Breakdown of reserves for lawsuits claims and other disputed matters include the following:

	As of December 31,
	2020	2019

Reserve for labor claims	53	91
Reserve for commercial claims	2,400	1,000
Reserve for regulatory claims	10,130	1,511
TOTAL	12,583	2,602

Schedule of Reserves Roll Forward
Roll forward is as follows:

	As of December 31,
Reserve for labor claims	2020	2019	2018

Balance at beginning of year	91	678	49
Additions	72	907	926
Recovery	(50)	(1,247)	—
Utilization of provision for contingencies	—	(99)	(222)
Foreign exchange	(60)	(148)	(75)
Balance at end of year	53	91	678

	As of December 31,
Reserve for regulatory claims	2020	2019	2018

Balance at beginning of year	1,511	2,184	1,130
Additions	176	219	1,144
Additions related to business combinations (note 25)(2)	9,124	—	—
Recovery	—	(879)	—
Utilization of provision for contingencies (1)	(615)	(95)	—
Foreign exchange	(66)	82	(90)
Balance at end of year	10,130	1,511	2,184

	As of December 31,
Reserve for commercial claims	2020	2019	2018

Balance at beginning of year	1,000	—	—
Additions (3)	1,400	1,000	—
Balance at end of year	2,400	1,000	—

(1) As of December 31, 2020, the examination by the Unidad de Gestión Pensional y Parafiscales ("UGPP") regarding social contribution payments made by the Company's Colombian subsidiary for the year 2016 has been terminated after UGPP's determination, pursuant to which an amount of approximately $0.7 million attributable to the reimbursement of social contribution payments plus penalties and interests has been paid by the Company’s Colombian subsidiary to the UGPP.

Also, certain of the Company's non-U.S. subsidiaries are currently under examination by the U.S. Internal Revenue Service (“IRS”) regarding payroll and employment taxes primarily in connection with services performed by employees of the Company's subsidiaries in the United States from 2013 to 2015. On May 1, 2018, the IRS issued 30-day letters to those subsidiaries proposing total assessments of $1.4 million plus penalties and interest for employment taxes for those years. The Company's subsidiaries filed protests of these proposed assessments with the IRS on July 16, 2018 and as of December 31, 2020, the Company has not received an answer, even though the IRS advised that they would propose a resolution in the first or second quarter of 2021.
(2) Between 2010 and 2014, certain of Grupo Assa’s Brazilian subsidiaries were subject to two examinations by the Ministry of Labor (“MTE”) and the Brazilian Internal Revenue Service (“RFB”) in relation to the potential hiring of employees as independent contractors. As a result of such examinations, the MTE and the RFB initiated different administrative proceedings against Grupo Assa’s Brazilian subsidiaries, seeking to collect payment of taxes and social security contributions allegedly owed by the companies, and impose certain associated fines. As of December 31, 2020, some of these administrative proceedings are still ongoing while others have derived in judicial proceedings. Under the Equity Purchase Agreement entered into for the acquisition of Grupo ASSA Worldwide S.A. and its affiliates (collectively, “Grupo Assa”), , certain of the above mentioned proceedings are subject to indemnification provisions from the sellers.

(3) On August 8, 2019, Certified Collectibles Group, LLC (“CCG”) and its affiliates filed a complaint in the U.S. District Court for the Middle District of Florida, Tampa Division, (Civil Action No. 19-CV-1962) against Globant S.A. and Globant, LLC, arising from a dispute relating to a service contract. After Globant S.A. and Globant LLC filed motions to dismiss, CCG amended its complaint asserting eleven causes of action against Globant, LLC and/or Globant S.A., including: (1) fraudulent inducement of contract; (2) fraud; (3) fraudulent concealment; (4) negligent misrepresentation; (5) breach of contract and breach of express warranty; (6) violation of Florida’s Deceptive and Unfair Trade Practices Act; (7) professional negligence; (8) declaratory judgment; (9) unjust enrichment (10) civil conspiracy; and (11) aiding and abetting. The complaint names Globant S.A. as a defendant with respect to only the following of action (counts 2-4, 6-7, and 9-11). Both Globant, LLC and Globant S.A. have filed separate motions to dismiss the amended complaint for failure to state a claim. CCG has opposed these filings. The court has not yet ruled on the motions to dismiss.